SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2026	December 31, 2025
Short-term bank loans and other credit facilities including commercial paper[1]	1,425	1,119
Current portion of long-term debt	1,084	1,406
Lease obligations	185	214
Total	2,694	2,739
1.The weighted average interest rate on short-term borrowings outstanding was 3.7% and 3.8% as of June 30, 2026 and December 31, 2025, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2026	December 31, 2025
Corporate

5.5 billion Revolving Credit Facility	2031	Floating		—	—
750 Unsecured Notes	2026	Fixed	4.55%	—	401
€600 million Unsecured Notes	2026	Fixed	4.88%	683	704
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,198	1,197
€500 million Unsecured Notes	2028	Fixed	3.13%	567	584
500 Unsecured Notes	2029	Fixed	4.25%	497	497
€650 million Unsecured Notes	2030	Fixed	3.25%	734	757
€500 million Unsecured Notes	2031	Fixed	3.50%	564	581
1.0 billion Unsecured Notes	2032	Fixed	6.80%	991	991
500 Unsecured Notes	2034	Fixed	6.00%	497	496
1.0 billion Unsecured Notes	2036	Fixed	5.38%	983	—
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	673	673
1.0 billion Unsecured Notes	2041	Fixed	6.75%	429	429
500 Unsecured Notes	2054	Fixed	6.35%	491	491
EIB loan	2032	Floating	3.42%	239	267
EIB loan	2034	Floating	2.54%	456	—
Schuldschein loans	2027	Fixed	3.00%	75	77
Schuldschein loans	2028-2030	Floating	3.38% - 4.01%	795	819
Samurai loan	2028-2030	Floating	1.48%-1.63%	434	450
Other loans	2029-2035	Floating	2.67% - 3.08%	168	181
Total Corporate				10,474	9,595
Subsidiaries
Other loans				1,427	1,515
Total				11,901	11,110
Less current portion of long-term debt				(1,084)	(1,406)
Total long-term debt (excluding lease obligations)				10,817	9,704
Long-term lease obligations[2]				910	967
Total long-term debt, net of current portion				11,727	10,671
1.Rates applicable to balances outstanding at June 30, 2026, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during the first half of 2026, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 185 and 214 as of June 30, 2026 and December 31, 2025, respectively. See note 13.